Schedule of Warrant Activity (Details) - Warrant [Member] - USD ($)		3 Months Ended			12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of Warrants, Balance		10,923,158	1,341,217	[1]	1,341,217	[1]	168,576	[1]
Weighted Average Exercise Price, Balance		$ 15.43	$ 115.00		$ 115.00
Weighted Average Remaining Contractual Life (Years)		4 years 1 month 17 days	4 years 5 months 19 days		3 years 7 months 17 days		4 years 8 months 19 days
Number of Warrants, Issued		9,333,650	40,000
Number of Warrants, Exercised
Number of Warrants, Cancelled
Number of Warrants, Balance		20,256,808	1,381,217		10,923,158		1,341,217	[1]	168,576	[1]
Weighted Average Exercise Price, Balance		$ 8.64	$ 112.10		$ 15.43		$ 115.00
Weighted Average Exercise Price, Balance		$ 15.43	$ 115.00		$ 115.00		$ 24.00
Weighted Average Remaining Contractual Life (Years)					3 years 7 months 17 days		4 years 8 months 19 days		7 years 10 months 13 days
Number of Warrants, Issued					14,120,876		1,341,217	[1]
Number of Warrants, Exercised					(4,202,300)			[1]
Number of Warrants, Cancelled					$ (336,635)
Weighted Average Exercise Price, Balance					$ 15.43		$ 115.00		$ 24.00
Number of Warrants, Cancelled	[1]						$ (168,576)

[1]	Retrospectively restated for reverse recapitalization.